Long Term Payables (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Payables [Abstract]
Schedule of long term payables
	For the year ended December 31,
	2019	2018
Long-term payables current portion	$2,654,230	$-
Long-term payables– non-current portion	1,349,850	-
Total	$4,004,080	$-